OTHER LIABILITIES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Other Liabilities [Abstract]
Restructuring expenses	$ 8	$ 53	[1]	$ 16	$ 77	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).